Long-term Debt (Details Textual) (USD $)								9 Months Ended				1 Months Ended			9 Months Ended		9 Months Ended			9 Months Ended			9 Months Ended		9 Months Ended
	Sep. 30, 2014 Bulk Juliana Secured Note [Member]	Sep. 30, 2014 Bulk Phoenix Secured Note [Member]	Sep. 30, 2014 Bulk Providence Secured Note [Member]	Sep. 30, 2014 Bulk Cajun Secured Note [Member]	Sep. 30, 2014 Bulk Discovery Secured Note [Member]	Sep. 30, 2014 Bulk Atlantic Secured Note [Member]	Sep. 30, 2014 Bulk Liberty Secured Note [Member]	Sep. 30, 2014 Bulk Nordic Odyssey and Bulk Nordic Orion Loan Agreement [Member]	Sep. 30, 2014 Bulk Nordic Odyssey, Bulk Nordic Orion and Bulk Nordic Oshima Debt Agreement [Member]	Sep. 30, 2014 Long Wharf Construction to Term Debt [Member]	Sep. 30, 2014 Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd [Member]	Aug. 31, 2013 Secured Debt [Member] Senior Secured Post-Delivery Term Loan Facility [Member]	May 31, 2013 Secured Debt [Member] Senior Secured Post-Delivery Term Loan Facility [Member]	Apr. 15, 2013 Secured Debt [Member] Senior Secured Post-Delivery Term Loan Facility [Member]	Sep. 30, 2014 Secured Debt [Member] Bulk Pangaea Secured Note [Member]	Dec. 31, 2009 Secured Debt [Member] Bulk Pangaea Secured Note [Member]	Sep. 30, 2014 Secured Debt [Member] Bulk Patriot Secured Note [Member]	Sep. 30, 2011 Secured Debt [Member] Bulk Patriot Secured Note [Member]	Dec. 31, 2009 Secured Debt [Member] Bulk Patriot Secured Note [Member]	Sep. 30, 2014 Secured Debt [Member] Bulk Trident Secured Note [Member]	Apr. 30, 2013 Secured Debt [Member] Bulk Trident Secured Note [Member]	Apr. 30, 2012 Secured Debt [Member] Bulk Trident Secured Note [Member]	Sep. 30, 2014 Secured Debt [Member] Bulk Juliana Secured Note [Member]	Apr. 30, 2012 Secured Debt [Member] Bulk Juliana Secured Note [Member]	Sep. 30, 2014 Secured Debt [Member] Bulk Phoenix Secured Note [Member]	Sep. 30, 2014 Secured Debt [Member] Bulk Phoenix Secured Note [Member] Seven Equal Quarterly Installments [Member]	Sep. 30, 2014 Secured Debt [Member] Bulk Phoenix Secured Note [Member] Sixteen Equal Quarterly Installments [Member]	Sep. 30, 2014 Secured Debt [Member] Bulk Providence Secured Note [Member]	Sep. 30, 2014 Secured Debt [Member] Bulk Providence Secured Note [Member] Sixteen Equal Quarterly Installments [Member]	Sep. 30, 2014 Secured Debt [Member] Bulk Providence Secured Note [Member] Eight Equal Quarterly Installments [Member]	Sep. 30, 2014 Secured Debt [Member] Bulk Cajun Secured Note [Member]	Sep. 30, 2014 Secured Debt [Member] Bulk Discovery Secured Note [Member]	Sep. 30, 2014 Secured Debt [Member] Bulk Atlantic Secured Note [Member]	Sep. 30, 2014 Secured Debt [Member] Bulk Atlantic Secured Note [Member] Eight Equal Quarterly Installments [Member]	Sep. 30, 2014 Secured Debt [Member] Bulk Atlantic Secured Note [Member] Twelve Equal Quarterly Installments [Member]	Sep. 30, 2014 Secured Debt [Member] Bulk Liberty Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount		$ 10,000,000	$ 8,000,000	$ 4,550,000	$ 9,120,000	$ 8,520,000	$ 5,685,000							$ 30.3		$ 12,250,000		$ 12,000,000				$ 10,200,000		$ 8,112,500
Proceeds from Issuance of Debt												10.0	8.0
Debt Instrument, Interest Rate, Stated Percentage	4.38%	5.09%	4.38%	6.51%	8.16%	6.46%	7.06%											4.01%	3.96%		4.29%
Debt Instrument, Periodic Payment, Principal															346,875		500,000			318,750			338,021			216,667	416,667		190,000	120,000	284,375	356,000		90,000	295,000	149,605
Debt Instrument, Frequency of Periodic Payment								20	28	25	22				15		24			24			24		7			8			16	20	8			19
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 1,816,659	$ 4,000,000	$ 2,000,000	$ 2,000,000	$ 4,260,000	$ 2,842,505	$ 17,000,000	$ 12,000,000		$ 2,750,000											$ 2,550,000